Aristotle Portfolio Optimization Moderate Fund
Schedule of Investments
June 30, 2025 (Unaudited)

AFFILIATED OPEN-END FUNDS - 70.7%	Shares	Value
Affiliated Equity Open-End Funds - 36.2%
Aristotle Core Equity Fund - Class I (a)	7,955,521	$121,878,588
Aristotle Growth Equity Fund - Class I (a)	5,200,182	83,982,940
Aristotle International Equity Fund - Class I (a)	3,154,781	40,034,176
		245,895,704

Affiliated Fixed Income Open-End Funds - 34.5%
Aristotle Core Bond Fund - Class I (a)	6,930,496	60,572,532
Aristotle Core Income Fund - Class I (a)	9,376,726	90,766,704
Aristotle Floating Rate Income Fund - Class I (a)	708,830	6,670,090
Aristotle High Yield Bond Fund - Class I (a)	2,163,654	20,143,622
Aristotle Short Duration Income Fund - Class I (a)	5,526,804	56,649,743
		234,802,691
TOTAL AFFILIATED OPEN-END FUNDS (Cost $414,191,332)		480,698,395

EXCHANGE TRADED FUNDS - 29.1%	Shares	Value
Equity Exchange Traded Funds - 26.6%
iShares Core MSCI Emerging Markets ETF	56,736	3,405,862
iShares Core U.S. REIT ETF	116,153	6,569,614
iShares MSCI EAFE Value ETF	156,380	9,927,002
iShares Russell 1000 Value ETF	391,343	76,010,551
iShares Russell 2000 Growth ETF	11,859	3,390,014
iShares Russell 2000 Value ETF	107,219	16,914,869
iShares Russell Mid-Cap Growth ETF	247,310	34,296,951
iShares Russell Mid-Cap Value ETF	180,015	23,787,182
Vanguard FTSE All World ex-US Small-Cap ETF	51,189	6,879,290
		181,181,335

Fixed Income Exchange Traded Funds - 2.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	110,618	10,245,439
iShares TIPS Bond ETF	61,779	6,798,161
		17,043,600
TOTAL EXCHANGE TRADED FUNDS (Cost $185,854,717)		198,224,935

TOTAL INVESTMENTS - 99.8% (Cost $600,046,049)		678,923,330
Money Market Deposit Account - 0.2% (b)		1,484,124
Liabilities in Excess of Other Assets - (0.0)%		(397,385)
TOTAL NET ASSETS - 100.0%		$680,010,069
two		–%
Percentages are stated as a percent of net assets.		–%

REIT - Real Estate Investment Trust

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.